FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Ituran Spain Holdings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Business acquisition percentage	18.70%
Payment to acquire business acquisition shares	$ 11,300
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities		$ 4,405	$ 6,663
Total Securities		4,405	6,663
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Total Securities
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Total Securities